SELECTED STATEMENTS OF OPERATIONS DATA (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Quarterly Financial Data [Abstract]
Income (loss) resulting from devaluation of the local currency in Venezuela	$ 969